Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

17. FAIR VALUE MEASUREMENT

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
For the Year Ended December 31, 2024	RMB	RMB	RMB
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	(21,248)

The movements of financial assets at fair value through profit or loss are set out as below:

	As of December 31,
	2023	2024	2025*
	RMB	RMB	RMB	USD
At the beginning of year	69,129	105,629	-	-
Exchange difference of beginning balance	-	-	-	-
Total gains recognized in profit or loss	36,500	(21,248)	3,524	504
Disposals	-	(84,381)	-	-
At the end of year	105,629	-	3,524	504

*	Fair value measurement was RMB3,524 (USD504) for the year ended December 31, 2025. The Group elected the NAV practical expedient under ASC 820-10-15-4 to measure this investment. The investment is excluded from the Level 1/2/3 fair value hierarchy. The fund’s NAV as of December 31, 2025 was HKD 8,027.23 per share (confirmed by third- party valuation). The investment has a 10-year lock-up period. The Group subscribed in May 2025 for HKD 103,950.

The fair values of the unlisted equity investments included in the financial assets at fair value through profit or loss have been estimated using the option-pricing method based on assumptions that are not supported by observable market prices or rates. Management has estimated the potential effect of using reasonably possible alternatives as inputs to the valuation model. This disclosure applies only to the unlisted equity investment held and disposed of in 2024. The following table lists the inputs to the model used:

	As of December 31,
	2024	2025
	%	%
Risk-free interest rate	4.48%	-
Discounts for lack of marketability	5%-22%	-